Long-term and Short-term Debt (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2038	Sep. 01, 2038	Dec. 31, 2037	Dec. 01, 2037	Jun. 30, 2037	Dec. 31, 2024	Jul. 31, 2024	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 11, 2015	Nov. 13, 2015	Mar. 31, 2015	Mar. 05, 2015	Dec. 31, 2010
Debt Instrument [Line Items]
Long Term Debt Aggregate Maturities, Year One	$ 1,300,000,000
Long Term Debt Aggregate Maturities, Year Two	1,000,000,000
Long Term Debt Aggregate Maturities, Year Three	1,000,000,000
Long Term Debt Aggregate Maturities, Year Four	1,000,000,000
Long Term Debt Aggregate Maturities, Year Five	940,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	12,700,000,000
Debt Issuance Costs Incurred and Capitalized	$ 10,000,000
Early Repayment of Senior Debt		$ 200,000,000
Line of Credit Facility [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.15%	0.10%	0.12%
Total interest expense	$ 894,000,000	$ 874,000,000	$ 854,000,000
Collateral financing arrangements	$ 4,139,000,000	4,196,000,000
Other Notes MPEH [Member]
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities																$ 350,000,000
Debt Instrument, Maturity Date	Dec. 11, 2020
Debt Issuance Costs Incurred and Capitalized	$ 6,000,000
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR plus 3.70%
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Senior notes
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	16,994,000,000	$ 15,317,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.875%
Consolidated Securitization Entities [Member]
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	$ 60,000,000	$ 151,000,000
Senior Debt Series E Tranche 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.903%
Debt Instrument, Maturity Date		Dec. 15, 2017
Senior Debt Series E Tranche 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.721%
Debt Instrument, Maturity Date		Dec. 15, 2044
Debt Remarketing Series D [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.368%
Debt Instrument, Maturity Date			Sep. 15, 2023
Senior Debt 500 Million November 2025 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage																	3.60%
Debt Instrument, Maturity Date	Nov. 13, 2025
Senior Debt 750 Million May 2046 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 750,000,000
Debt Instrument, Interest Rate, Stated Percentage																	4.60%
Debt Instrument, Maturity Date	May 13, 2046
Senior Debt $500 Million March 2025 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage																			3.00%
Debt Instrument, Maturity Date	Mar. 01, 2025
Senior Debt $1.0 Billion March 2045 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage																			4.05%
Debt Instrument, Maturity Date	Mar. 01, 2045
Senior Debt March 2015 [Member]
Debt Instrument [Line Items]
Debt Issuance Costs Incurred and Capitalized	$ 12,000,000
Senior Debt $750M Maturing August 2042 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,000,000,000	$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.60%	4.875%
Debt Instrument, Maturity Date		Apr. 10, 2024	Nov. 30, 2043
Debt Issuance Costs Incurred and Capitalized		$ 5,000,000	$ 10,000,000
General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities	13,000,000
Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	11,900,000,000
Fees associated with credit facilities	90,000,000	95,000,000	103,000,000
General Credit Facility [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities		$ 12,000,000	$ 24,000,000
General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000,000,000
Line of Credit Facility, Expiration Date	May 30, 2019
Unused Commitments	$ 3,516,000,000
Letters of Credit Outstanding, Amount	484,000,000
Collateral financing arrangements	0
Committed Credit Facility Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 210,000,000
Line of Credit Facility, Expiration Date	Jun. 30, 2016
Unused Commitments	$ 0
Letters of Credit Outstanding, Amount	210,000,000
Collateral financing arrangements	0
Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 425,000,000
Line of Credit Facility, Expiration Date	Jun. 20, 2018
Unused Commitments	$ 0
Letters of Credit Outstanding, Amount	425,000,000
Collateral financing arrangements	0
Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 575,000,000
Line of Credit Facility, Expiration Date	Dec. 28, 2024
Unused Commitments	$ 110,000,000
Letters of Credit Outstanding, Amount	465,000,000
Collateral financing arrangements	0
Committed Credit Facility Five [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,500,000,000
Line of Credit Facility, Expiration Date	Jun. 30, 2037
Unused Commitments	$ 703,000,000
Letters of Credit Outstanding, Amount	0
Collateral financing arrangements	2,797,000,000
Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,896,000,000
Line of Credit Facility, Expiration Date	Dec. 31, 2037
Line of Credit Facility, Current Borrowing Capacity	$ 2,300,000,000
Unused Commitments	737,000,000
Letters of Credit Outstanding, Amount	2,159,000,000
Collateral financing arrangements	0
Committed Credit Facility Seven [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,250,000,000
Line of Credit Facility, Expiration Date	Sep. 20, 2038
Unused Commitments	$ 893,000,000
Letters of Credit Outstanding, Amount	3,357,000,000
Collateral financing arrangements	0
Committed Credit Facility Seven [Member] | Committed Credit Facility MRV [Member]
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	$ 2,925,000,000
American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 3,000,000,000
Debt Instrument, Fair Value																				$ 3,000,000,000
Scenario, Forecast [Member] | Committed Credit Facility Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 0	$ 200,000,000
Scenario, Forecast [Member] | Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 0	$ 200,000,000	$ 395,000,000
Scenario, Forecast [Member] | Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 0	$ 515,000,000
Scenario, Forecast [Member] | Committed Credit Facility Five [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 0
Scenario, Forecast [Member] | Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 0	$ 2,000,000,000
Scenario, Forecast [Member] | Committed Credit Facility Seven [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 0	$ 3,100,000,000
Redemption Of Debt [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Nov. 21, 2033